United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/04


              Date of Reporting Period: Fiscal year ended 11/30/04



Item 1.     Reports to Stockholders















                     EMERGING MARKETS FIXED INCOME CORE FUND
                                  ANNUAL REPORT
                                NOVEMBER 30, 2004






FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE


FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)


                                                                             Period
                                    Year Ended November 30                   Ended
                                        2004               2003              11/30/2002 1
Net Asset Value, Beginning of
Period                                  $14.39             $10.98               $10.00
Income From Investment Operations:
Net investment income                   0.91               0.85                 0.83       2
Net realized and unrealized gain
on investments                          0.61               2.56                 0.15       2
    TOTAL FROM INVESTMENT
    OPERATIONS                          1.52               3.41                 0.98
Net Asset Value, End of Period          $15.91             $14.39               $10.98
Total Return3                           10.56%             31.06%               9.80%

Ratios to Average Net Assets:
Expenses                                0.05%              0.05%                0.05%      4
Net investment income                   7.80%              8.85%                10.58%     2, 4
Expense waiver/reimbursement5           0.21%              0.23%                0.42%      4

Supplemental Data:
Net assets, end of period (000
omitted)                                $146,778           $131,056             $80,515
Portfolio turnover                      54%                97%                  178%



1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                             Beginning          Ending          Expenses Paid
                           Account Value     Account Value     During Period 1
                              6/1/2004        11/30/2004

Actual                         $1,000          $1,132.40            $0.27

Hypothetical (assuming a
5% return before               $1,000          $1,024.75            $0.25
expenses)                      $1,000               -                 -


1 Expenses are equal to the Fund's annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


Emerging Markets Fixed Income Core Fund1 slightly trailed the return of its benchmark, the Lehman Emerging Markets Bond Index2, which returned 12.8% for the reporting period.

The   underperformance   reflects  risk  aversion  to  specific  credits  mainly
high-beta3 assets as well as increasing concerns over the effects of a tighter monetary policy by the U.S. Federal Reserve Board (the "U.S. Fed").

The fund maintained underweight exposure to Brazil -despite strong credit fundamentals, because of its position as a proxy to the asset class; while we increased the fund's exposure to key oil-credits such as Russia and Venezuela. 4

The fund also maintained a cautious approach towards countries we consider especially risky, or with binary outcomes on their current situations -the fund had no positions in Argentina or Ecuador. These countries benefited with the strong inflow into speculative assets, and recorded strong returns of 21.2% for the Argentina sub-index and 30.1% for the Ecuador sub-index.

Our concerns over the possible impact of a more aggressive monetary policy by the U.S. Fed lead us to maintain higher than average cash positions in the fund.

The much better than expected performance of the U.S. bond market in the face of U.S. Fed rate hikes was beneficial to all fixed income spread products including emerging markets.

As an asset class, emerging market debt continued to benefit from important credit ratings moves during the year. Standard & Poor's5 upgraded Russia to BB+ in January, Turkey to BB- in August and Brazil to BB- in September. Moody's Investors Service6 upgraded Brazil to B1 and Venezuela to B2 both in September.

1 Prices of emerging markets securities can be significantly more volatile than prices of securities in developed countries.

2 The Lehman Brothers Emerging Markets Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets:
     Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The index is unmanaged, and investments cannot be made in an index.

3 Beta analyzes the market risk of a fund by showing how responsive the fund is to the market. The beta of the market is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

4 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

5 Standard & Poor's Credit Ratings are obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Credit Ratings are subject to change and do not remove market risk.

6 Moody's Investors Service Credit Ratings are obtained after Moody's Investors Service evaluates a number of factors, including credit quality, market price exposure and management. Credit Ratings are subject to change and do not remove market risk.


GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Emerging Markets Fixed Income Core Fund (the "Fund") from January 14, 2002 (start of performance) to November 30, 2004, compared to the Lehman Emerging Markets Bond Index (LEMBI)2.

Average Annual Total Return for the Period Ended
11/30/2004
1 Year                                                             10.56%
Start of Performance (1/14/2002)                                   17.50%


The graphic presentation here displayed consists of a line graph. Emerging Markets Fixed Income Core Fund (the "Fund") is represented by a black box line. The Lehman Emerging Markets Bond Index ("LEMBI") is represented by a gray box line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LEMBI. The "x" axis reflects computation periods from 1/14/2002 to 11/30/2004. The "y" axis reflects the cost of the investment ranging from $9,500 to $15,500, in increments of $3,000. For each point listed on the graph, the values for Fund were $10,000, $10,980, $14,390 and $15,910 for the periods ended 1/14/2002,
11/30/2002, 11/30/2003 and 11/30/2004, respectively. For each point listed on the graph, the values for the LEMBI were $10,000, $10,749, $13,637 and $15,341 for the periods ended 1/14/2002, 11/30/2002, 11/30/2003 and 11/30/2004, respectively.




Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, call 1-800-341-7400 . Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LEMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LEMBI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At November 30, 2004, the Fund's credit quality ratings composition1 was as follows:


        S&P Long-Term Ratings as                     Moody's Long-Term Ratings as
      Percentage of Total Net Assets                Percentage of Total Net Assets
 AAA                                0.0%        Aaa                               0.0%
 AA                                 0.0%        Aa                                0.0%
 A                                  1.2%        A                                 1.2%
 BBB                               16.7%        Baa                              28.3%
 BB                                60.4%        Ba                               23.6%
 B                                 13.2%        B                                35.2%
 CCC                                0.0%        Caa                               1.7%
 CC                                 0.0%        Ca                                0.0%
 C                                  0.0%        C                                 0.0%
 DDD                                0.0%        Daa                               0.0%
 DD                                 0.0%        Da                                0.0%
 D                                  0.0%        D                                 0.0%
 Not Rated by S&P2                  1.0%        Not Rated by Moody's2             2.5%
 Cash Equivalents3                  8.4%        Cash Equivalents3                 8.4%
 Other Assets and                               Other Assets and
 Liabilities - Net4               (0.9)%        Liabilities - Net4              (0.9)%
   TOTAL                          100.0%          total                         100.0%

------------------------------------------------------------------------------------------


At  November  30,  2004,  the  Fund's  issuer  country  and  currency   exposure
composition5 were as follows:

                                   Country
                                  Exposure
                                      as a
                                Percentage       Currency Exposure
                                  of Total      as a Percentage of
Country                         Net Assets        Total Net Assets
-------------------------------------------------------------------
-------------------------------------------------------------------
Russia                               22.6%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Brazil                               20.2%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Mexico                               18.9%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Venezuela                             8.6%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Colombia                              4.8%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Turkey                                4.8%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Philippines                           4.0%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Peru                                  2.0%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
United States                         1.8%                   92.5%
-------------------------------------------------------------------
-------------------------------------------------------------------
Malaysia                              1.2%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Bulgaria                              0.9%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Kazakhstan                            0.9%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Guatemala                             0.7%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
El Salvador                           0.6%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Tunisia                               0.5%                    0.0%
-------------------------------------------------------------------
-------------------------------------------------------------------
Cash Equivalents3                     8.4%                    8.4%
-------------------------------------------------------------------
-------------------------------------------------------------------
Other Assets and Liabilities -      (0.9)%                  (0.9)%
Net4
-------------------------------------------------------------------
-------------------------------------------------------------------
  TOTAL                             100.0%                  100.0%
-------------------------------------------------------------------

1 These tables depict the long-term credit quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

     Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.

     These tables depict the long-term credit quality ratings as assigned only by the NRSRO identified in each table.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

4    See Statement of Assets and Liabilities.

5 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed income securities (includes fixed income securities issued by foreign governments and corporations). With respect to foreign corporate fixed income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from where a majority of the Issuer's revenues are derived.

PORTFOLIO OF INVESTMENTS
November 30, 2004



                                                                              Value in
   Principal
   Amount                                                                     U.S. Dollars
                 Corporate Bonds--26.9%
                 Brewing--1.3%
$           1,2  Bavaria, Series 144A, 8.875%, 11/1/2010
   1,700,000                                                           $      1,844,500
                 Broadcast Radio & TV--1.5%
                 Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032
   1,900,000                                                                  2,185,000
                 Cable & Wireless Television--0.3%
   360,000       Innova S De R.L., 9.375%, 9/19/2013                          409,500
                 Container & Glass Products--1.7%
   600,000       Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007          608,280
            1,2  Vitro SA, Note, Series 144A, 11.75%, 11/1/2013
   1,950,000                                                                  1,896,375
                 Total                                                        2,504,655
                 Hotels, Motels, Inns & Casinos--0.7%
            1,2  Grupo Posadas SA de C.V., Sr. Note, 8.75%,
   1,000,000     10/4/2011                                                    1,070,000
                 Oil & Gas--9.2%
            1,2  Gaz Capital SA, Note, Series 144A, 8.625%,
   3,300,000     4/28/2034                                                    3,729,000
            1,2  Gazprom, Note, Series 144A, 9.625%, 3/1/2013
   1,440,000                                                                  1,668,600
                 Pemex Project Funding Master, Company Guarantee,
   2,500,000     7.375%, 12/15/2014                                           2,733,750
                 Petronas Capital Ltd., Series REGS, 7.875%,
   1,500,000     5/22/2022                                                    1,820,340
            1,2  Petrozuata Finance, Inc., Company Guarantee,
   2,200,000     Series 144A, 8.22%, 4/1/2017                                 2,191,750
            1,2  Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014
   1,420,000                                                                  1,420,000
                 Total                                                        13,563,440
                 Sovereign--7.2%
            1,2  Aries Vermogensverwaltng, Note, Series 144A,
   7,000,000     9.60%, 10/25/2014                                            8,268,750
                 Aries Vermogensverwaltng, Series REGS, 9.60%,
   2,000,000     10/25/2014                                                   2,358,700
                 Total                                                        10,627,450
                 Steel--1.1%
            1,2  CSN Islands VIII Corp., Company Guarantee, Series
   1,500,000     144A, 9.75%, 12/16/2013                                      1,616,250
                 Telecommunications & Cellular--2.6%
                 Axtel SA, 11.00%, 12/15/2013
   1,225,000                                                                  1,307,687
            1,2  Mobile Telesystems, Series 144A, 8.375%, 10/14/2010
   1,000,000                                                                  1,037,500
                 Philippine Long Distance Telephone Co., Sr.
   1,300,000     Unsub., 11.375%, 5/15/2012                                   1,488,500
                 Total                                                        3,833,687
                 Utilities--1.3%
            1,2  CIA Saneamento Basico, Note, Series 144A, 12.00%,
   1,700,000     6/20/2008                                                    1,908,250
                 Total Corporate Bonds (identified cost $89,473,414)          39,562,732
                 Governments/Agencies--65.6%
                 Government Agency--0.5%
   600,000       Banque Centrale de Tunisie, Unsub., 7.375%,
                 4/25/2012                                                    687,990
                 Sovereign--65.1%
                 Brazil, Government of, 14.50%, 10/15/2009
   3,300,000                                                                  4,331,250
                 Brazil, Government of, Bond, 10.125%, 5/15/2027
   3,800,000                                                                  4,170,500
                 Brazil, Government of, C Bond, 8.00%, 4/15/2014
   3,788,042                                                                  3,802,058
                 Brazil, Government of, Note, 12.00%, 4/15/2010
   3,400,000                                                                  4,131,000
                 Brazil, Government of, Unsub., 11.00%, 8/17/2040
   8,400,000                                                                  9,674,700
            1,2  Bulgaria, Government of, Bond, 8.25%, 1/15/2015
   1,100,000                                                                  1,369,500
                 Colombia, Government of, 10.00%, 1/23/2012
   1,780,000                                                                  2,024,750
                 Colombia, Government of, 10.75%, 1/15/2013
   1,000,000                                                                  1,177,000
                 Colombia, Government of, Bond, 11.75%, 2/25/2020
   1,600,000                                                                  2,010,400
   900,000       El Salvador, Government of, Bond, 8.25%, 4/10/2032           907,875
   900,000  1,2  Guatemala, Government of, Note, 9.25%, 8/1/2013              1,014,750
                 Mexico, Government of, Bond, 8.00%, 9/24/2022
   3,600,000                                                                  4,041,720
                 Mexico, Government of, Bond, 8.30%, 8/15/2031
   1,500,000                                                                  1,702,500
                 Mexico, Government of, Bond, 11.50%, 5/15/2026
   2,000,000                                                                  2,985,000
                 Mexico, Government of, Note, 7.50%, 1/14/2012
   1,400,000                                                                  1,576,400
                 Mexico, Government of, Note, 8.375%, 1/14/2011
   3,650,000                                                                  4,261,375
                 Mexico, Government of, Note, 9.875%, 2/1/2010
   2,400,000                                                                  2,941,200
                 Peru, Government of, Bond, 8.75%, 11/21/2033
   1,300,000                                                                  1,320,150
                 Peru, Government of, Note, 9.875%, 2/6/2015
   1,380,000                                                                  1,611,150
                 Philippines, Government of, 9.375%, 1/18/2017
   1,000,000                                                                  1,042,500
   750,000       Philippines, Government of, 9.875%, 1/15/2019                753,750
                 Philippines, Government of, Note, 8.25%, 1/15/2014
   1,200,000                                                                  1,162,200
                 Philippines, Government of, Note, 10.625%,
   1,325,000     3/16/2025                                                    1,381,312
                 Russia, Government of, 8.25%, 3/31/2010
   3,950,000                                                                  4,348,555
                 Russia, Government of, 10.00%, 6/26/2007
   2,900,000                                                                  3,271,925
            1,2  Russia, Government of, Unsub., 5.00%, 3/31/2030
   7,000,000                                                                  6,957,300
                 Russia, Government of, Unsub., 12.75%, 6/24/2028
   1,000,000                                                                  1,582,500
   750,000       Turkey, Government of, 9.00%, 6/30/2011                      841,125
                 Turkey, Government of, 9.50%, 1/15/2014
   1,850,000                                                                  2,153,400
                 Turkey, Government of, 11.00%, 1/14/2013
   1,810,000                                                                  2,250,735
                 Turkey, Government of, Sr. Unsub., 12.375%,
   1,450,000     6/15/2009                                                    1,805,250
                 Ukraine, Government of, 7.65%, 6/11/2013
   1,500,000                                                                  1,511,025
                 Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007
   1,073,364                                                                  1,123,061
   800,000       Venezuela, Government of, 8.50%, 10/8/2014                   834,000
                 Venezuela, Government of, 10.75%, 9/19/2013
   3,475,000                                                                  4,126,563
                 Venezuela, Government of, Bond, 9.25%, 9/15/2027
   4,400,000                                                                  4,598,000
   850,000       Venezuela, Government of, Par Bond, 6.75%,
                 3/31/2020                                                    828,750
                 Total                                                        95,625,229
                 Total Governments/Agencies (identified cost
                 $36,885,462)                                                 96,313,219
                 Repurchase Agreement--8.4%
                 Interest in $2,000,000,000 joint repurchase
   12,284,000    agreement with UBS Securities LLC, 2.08%, dated
                 11/30/2004 to be repurchased at $12,284,710 on
                 12/1/2004, collateralized by U.S. Government
                 Agency Obligations with various maturities to
                 8/15/2034, collateral market value $2,060,004,602
                 (at amortized cost)                                          12,284,000
                 Total Investments---100.9% (identified cost
                 $138,642,876)3                                               148,159,951
                 other assets and liabilities---net---(0.9)%                  (1,382,349)
                 total net assets---100%                               $      146,777,602



     1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $35,992,525 which represents 24.5% of total net assets.
     2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At November 30, 2004, these securities amounted to $35,992,525 which represents 24.5% of total net assets.
     3 The cost of investments for federal tax purposes amounts to $139,118,039.


Note:         The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
November 30, 2004

Assets:
Total investments in securities, at value
(identified cost $138,642,876)                                   $     148,159,951
Cash                                                                   1,405,849
Income receivable                                                      2,616,465

Total assets                                                           152,182,265
Liabilities:
Payable for investments purchased             $   5,360,435
Payable for custodian fees (Note 5)               5,610
Payable for transfer and dividend
disbursing agent fees and expenses (Note 5)       5,310
Payable for portfolio accounting fees
(Note 5)                                          1,975
Accrued expenses                                  31,333
Total liabilities                                                      5,404,663

Net assets for 9,224,609 shares outstanding                      $     146,777,602
Net Assets Consist of:

Paid in capital                                                  $     102,911,589
Net unrealized appreciation of investments                             9,517,075
Accumulated net realized gain on
investments                                                            10,452,335
Undistributed net investment income                                    23,896,603

Total Net Assets                                                 $     146,777,602
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$146,777,602 / 9,224,609 shares outstanding                            $15.91

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Year Ended November 30, 2004

Investment Income:
Interest                                                                 $   8,683,713
Expenses:
Administrative personnel and
services fee (Note 5)                                         125,000
Custodian fees (Note 5)                                       35,964
Transfer and dividend
disbursing agent fees and
expenses (Note 5)                                             14,326
Directors'/Trustees' fees                                     9,518
Auditing fees                                                 24,016
Legal fees                                                    6,825
Portfolio accounting fees (Note
5)                                                            58,282
Insurance premiums                                            8,664
Miscellaneous                                                 7,159
Total expenseS                                                289,754
Waiver and Reimbursement (Note
6):
Waiver of administrative
personnel and services fee         $     (125,000)
Reimbursement of other
operating expenses                       (104,061)

Total waiver and reimbursement                                (229,061)
Net expenses                                                                 60,693
Net investment income                                                        8,623,020
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on
investments and option
transactions                                                                 2,938,245
Net change in unrealized
appreciation of investments                                                  (1,530,719)
Net realized and unrealized
gain on investments and option
transactions                                                                 1,407,526
Change in net assets resulting
from operations                                                          $   10,030,546



See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


Year Ended November 30                      2004                  2003
Increase (Decrease) in Net Assets
Operations:
Net investment income                   $   8,623,020        $    9,186,509
Net realized gain on investments and
option transactions                         2,938,245             5,253,640
Net change in unrealized
appreciation/depreciation of
investments                                 (1,530,719)           11,721,465
Change in net assets resulting from
operations                                  10,030,546            26,161,614
Share Transactions:
Contributions                               42,556,000            67,180,000
Withdrawals                                 (36,865,089)          (42,800,000)
Change in net assets resulting from
share transactions                          5,690,911             24,380,000
Change in net assets                        15,721,457            50,541,614
Net Assets:
Beginning of period                         131,056,145           80,514,531
End of period (including
undistributed net investment income
of $23,896,603 and $15,273,583,
respectively)                           $   146,777,602      $    131,056,145

See Notes which are an integral part of the Financial Statements
NOTES TO FINANCIAL STATEMENTS


November 30, 2004

1.    ORGANIZATION

Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The Fund's primary investment objective is to achieve total return on assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing in unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


Investment Valuation

Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All net income, realized and gain/ loss (realized and unrealized) will be allocated daily based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.


Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).


When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2004, the Fund had no outstanding foreign currency commitments.


Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.


Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.


Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.


3.    contributions/withdrawals
Transactions in shares were as follows:

Year Ended November 30                                 2004           2003
Proceeds from contributions                         2,704,394      5,035,032
Fair value of withdrawals                          (2,586,633)    (3,257,885)
     TOTAL CHANGE RESULTING FROM
  contributions/withdrawals                          117,761       1,777,147


4.    FEDERAL TAX INFORMATION

At November 30, 2004, the cost of investments for federal tax purposes was $139,118,039. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $9,041,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,483,407 and net unrealized depreciation from investments for those securities having an excess of cost over value of $441,495.

5.    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling (FIC), is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. Prior to January 1, 2004, the Fund's investment adviser was Federated Global Investment Management Corp. (FGIMC). The Adviser provides investment adviser services at no fee. FIC and FGIMC may voluntarily choose to reimburse certain operating expenses of the Fund. FIC and FGIMC can modify or terminate this reimbursement at any time at their sole discretion.


Administrative Fee

Federated Administrative Services, Inc. (FASI), a subsidiary of Federated Investors, Inc., provides administrative personnel and service (including certain legal and financing reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.


Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive certain operating expenses of the Fund. FASI can modify or terminate this wavier at any time at its sole discretion.


Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this waiver at any time at its sole discretion.


Custodian

FASI is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6.    INVESTMENT TRANSACTIONS

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

------------------------------------------------------------------------------
Purchases                                                  $   72,966,210
Sales                                                      $   57,530,481


------------------------------------------------------------------------------


7.    CONCENTRATION OF CREDIT RISK

Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of countries was as follows:

Country              Percentage of Net Assets
Russia                         22.6%
Brazil                         20.2%
Mexico                         18.9%
Venezuela                      8.6%
Colombia                       4.8%
Turkey                         4.8%
Philippines                    4.0%
Peru                           2.0%
United States                  1.8%
Malaysia                       1.2%
Kazakhstan                     0.9%
Bulgaria                       0.9%
Guatemala                      0.7%
El Salvador                    0.6%
Tunisia                        0.5%

8.    Legal Proceedings

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.



Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Directors of Federated Core Trust II, L.P. and
Shareholders of Emerging Markets Fixed Income Core Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Fixed Income Core Fund (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Fixed Income Core Fund of Federated Core Trust II, L.P. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.





Ernst & Young LLP



Boston, Massachusetts
January 12, 2005

BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund`s Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.




Interested Directors Background

Name                  Principal Occupation(s) for Past Five Years, Other
Birth Date            Directorships Held and Previous Position(s)
Address
Positions Held with
Trust
Date Service Began
John F. Donahue*      Principal Occupations: Chairman and Director or Trustee of
Birth Date: July      the Federated Fund Complex; Chairman and Director,
28, 1924              Federated Investors, Inc.
CHAIRMAN AND
DIRECTOR              Previous Positions: Trustee, Federated Investment
Began serving:        Management Company and Chairman and Director, Federated
November 2000         Investment Counseling.

J. Christopher        Principal Occupations: Principal Executive Officer and
Donahue*              President of the Federated Fund Complex; Director or
Birth Date: April     Trustee of some of the Funds in the Federated Fund Complex;
11, 1949              President, Chief Executive Officer and Director, Federated
PRESIDENT AND         Investors, Inc.; Chairman and Trustee, Federated Investment
DIRECTOR              Management Company; Trustee, Federated Investment
Began serving:        Counseling; Chairman and Director, Federated Global
November 2000         Investment Management Corp.; Chairman, Passport Research,
                      Ltd.; Trustee, Federated Shareholder Services Company;
                      Director, Federated Services Company.

                      Previous Positions: President, Federated Investment
                      Counseling; President and Chief Executive Officer,
                      Federated Investment Management Company, Federated Global
                      Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis,    Principal Occupations: Director or Trustee of the Federated
M.D.*                 Fund Complex; Professor of Medicine, University of
Birth Date: October   Pittsburgh; Medical Director, University of Pittsburgh
11, 1932              Medical Center Downtown; Hematologist, Oncologist and
3471 Fifth Avenue     Internist, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA        Other Directorships Held: Member, National Board of
DIRECTOR              Trustees, Leukemia Society of America.
Began serving:
November 2001         Previous Positions:  Trustee, University of Pittsburgh;
                      Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status:  John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.  Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter,
Federated Securities Corp.



Independent Directors Background

Name                  Principal Occupation(s) for Past Five Years, Other
Birth Date            Directorships Held and Previous Position(s)
Address
Positions Held with
Trust
Date Service Began
Thomas G. Bigley      Principal Occupation: Director or Trustee of the Federated
Birth Date:           Fund Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held: Director, Member of Executive
Pittsburgh, PA        Committee, Children's Hospital of Pittsburgh; Director,
DIRECTOR              University of Pittsburgh.
Began serving:
November 2001         Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.   Principal Occupations: Director or Trustee of the Federated
Birth Date: June      Fund Complex; Chairman of the Board, Investment Properties
23, 1937              Corporation; Partner or Trustee in private real estate
Investment            ventures in Southwest Florida.
Properties
Corporation           Previous Positions: President, Investment Properties
3838 North Tamiami    Corporation; Senior Vice President, John R. Wood and
Trail                 Associates, Inc., Realtors; President, Naples Property
Suite 402             Management, Inc. and Northgate Village Development
Naples, FL            Corporation.
DIRECTOR
Began serving:
November 2001

Nicholas P.           Principal Occupations: Director or Trustee of the Federated
Constantakis          Fund Complex.
Birth Date:
September 3, 1939     Other Directorships Held: Director and Member of the Audit
175 Woodshire Drive   Committee, Michael Baker Corporation (engineering and energy
Pittsburgh, PA        services worldwide).
DIRECTOR
Began serving:        Previous Position: Partner, Andersen Worldwide SC.
November 2001

John F. Cunningham    Principal Occupation: Director or Trustee of the Federated
Birth Date: March     Fund Complex.
5, 1943
353 El Brillo Way     Other Directorships Held: Chairman, President and Chief
Palm Beach, FL        Executive Officer, Cunningham & Co., Inc. (strategic
DIRECTOR              business consulting); Trustee Associate, Boston College.
Began serving:
November 2001         Previous Positions:  Director, Redgate Communications and
                      EMC Corporation (computer storage systems); Chairman of the
                      Board and Chief Executive Officer, Computer Consoles, Inc.;
                      President and Chief Operating Officer, Wang Laboratories;
                      Director, First National Bank of Boston; Director, Apollo
                      Computer, Inc.

Peter E. Madden       Principal Occupation:  Director or Trustee of the Federated
Birth Date: March     Fund Complex; Management Consultant.
16, 1942              -------------------------------------------------------------
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held: Board of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:  Representative, Commonwealth of
Began serving:        Massachusetts General Court; President, State Street Bank
November 2001         and Trust Company and State Street Corporation (retired);
                      Director, VISA USA and VISA International; Chairman and
                      Director, Massachusetts Bankers Association; Director,
                      Depository Trust Corporation; Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director or Trustee of the Federated
Mansfield, Jr.        Fund Complex; Management Consultant; Executive Vice
Birth Date: April     President, DVC Group, Inc. (marketing communications and
10, 1945              technology) (prior to 9/1/00).
80 South Road
Westhampton Beach,    Previous Positions: Chief Executive Officer, PBTC
NY                    International Bank; Partner, Arthur Young & Company (now
DIRECTOR              Ernst & Young LLP); Chief Financial Officer of Retail
Began serving:        Banking Sector, Chase Manhattan Bank; Senior Vice President,
November 2001         HSBC Bank USA (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant Professor of Banking and
                      Finance, Frank G. Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director or Trustee of the Federated
Jr., J.D., S.J.D.     Fund Complex; Chancellor and Law Professor, Duquesne
Birth Date:           University; Partner, Murray, Hogue and Lannis.
December 20, 1932
Chancellor,           Other Directorships Held: Director, Michael Baker Corp.
Duquesne University   (engineering, construction, operations and technical
Pittsburgh, PA        services).
DIRECTOR
Began serving:        Previous Positions: President, Duquesne University; Dean and
November 2001         Professor of Law, University of Pittsburgh School of Law;
                      Dean and Professor of Law, Villanova University School of
                      Law.

Marjorie P. Smuts     Principal Occupations: Director or Trustee of the Federated
Birth Date: June      Fund Complex; Public Relations/Marketing
21, 1935              Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National Spokesperson, Aluminum Company
DIRECTOR              of America; television producer; President, Marj Palmer
Began serving:        Assoc.; Owner, Scandia Bord.
November 2001

John S. Walsh         Principal Occupations: Director or Trustee of the Federated
Birth Date:           Fund Complex; President and Director, Heat Wagon, Inc.
November 28, 1957     (manufacturer of construction temporary heaters); President
2604 William Drive    and Director, Manufacturers Products, Inc. (distributor of
Valparaiso, IN        portable construction heaters); President, Portable Heater
DIRECTOR              Parts, a division of Manufacturers Products, Inc.
Began serving:
November 2001         Previous Position:  Vice President, Walsh & Kelly, Inc.



------------------------------------------------------------------------------------------

Officers

Name                Principal Occupation(s) for Past Five Years and Previous
Birth Date          Position(s)
Positions Held
with Trust
Date Began Serving

John W. McGonigle   Principal Occupations: Executive Vice President and Secretary
Birth Date:         of the Federated Fund Complex; Executive Vice President,
October 26, 1938    Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE
PRESIDENT AND
SECRETARY
Began serving:
November 2000

Richard J. Thomas   Principal Occupations: Principal Financial Officer and
Birth Date: June    Treasurer of the Federated Fund Complex; Senior Vice
17, 1954            President, Federated Administrative Services.
TREASURER
Began serving:
November 2000

Richard B. Fisher   Principal Occupations: Vice Chairman or  President of some of
Birth Date: May     the Funds in the Federated Fund Complex; Vice Chairman,
17, 1923            Federated Investors, Inc.; Chairman, Federated Securities
VICE CHAIRMAN       Corp.
Began serving:
August 2002         Previous Positions: President  and Director or Trustee of
                    some of the Funds in the Federated Fund Complex; Executive
                    Vice President, Federated Investors, Inc.; and Director and
                    Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth     Principal Occupations: Chief Investment Officer of this Fund
Birth Date:         and various other Funds in the Federated Fund Complex;
September 3, 1956   Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT    Federated Global Investment Management Corp., Federated
OFFICER             Equity Management Company of Pennsylvania and Passport
Began serving:      Research II, Ltd.
May 2004
                    Previous Positions: Executive Vice President, Federated
                    Investment Management Company, and Passport Research, Ltd.;
                    Senior Vice President, Global Portfolio Management Services
                    Division; Senior Vice President, Federated Investment
                    Management Company and Passport Research, Ltd.; Senior
                    Managing Director and Portfolio Manager, Prudential
                    Investments.

Todd A. Abraham     Todd A. Abraham is Vice President of the Trust. Mr. Abraham
Birth Date:         has been a Portfolio Manager since 1995 and a Vice President
February 10, 1966   of the Fund's Adviser since 1997. Mr. Abraham joined
VICE PRESIDENT      Federated in 1993 as an Investment Analyst and served as
Began serving:      Assistant Vice President from 1995 to 1997. Mr. Abraham
May 2004            served as a Portfolio Analyst at Ryland Mortgage Co. from
                    1992-1993. Mr. Abraham is a Chartered Financial Analyst and
                    received his M.B.A. in Finance from Loyola College.

David P. Gilmore    David P. Gilmore is Vice President of the Trust. Mr. Gilmore
Birth Date:         joined Federated in August 1997 as an Investment Analyst. He
November 11, 1970   was promoted to Senior Investment Analyst in July 1999 and
VICE PRESIDENT      became an Assistant Vice President of the Fund's Adviser in
Began serving:      July 2000. Mr. Gilmore was a Senior Associate with Coopers &
May 2004            Lybrand from January 1992 to May 1995. Mr. Gilmore is a
                    Chartered Financial Analyst and attended the University of
                    Virginia, where he earned his M.B.A., from September 1995 to
                    May 1997. Mr. Gilmore has a B.S. from Liberty University.

Robert M. Kowit     Robert M. Kowit has been the Fund's Portfolio Manager since
Birth Date: June    inception. He is Vice President of the Trust. Mr. Kowit
27, 1945            joined Federated in 1995 as a Senior Portfolio Manager and a
VICE PRESIDENT      Vice President of the Fund's Adviser. Mr. Kowit served as a
Began serving:      Managing Partner of Copernicus Global Asset Management from
February 2001       January 1995 through October 1995. From 1990 to 1994, he
                    served as Senior Vice President/Portfolio Manager of
                    International Fixed Income and Foreign Exchange for John
                    Hancock Advisers. Mr. Kowit received his M.B.A. from Iona
                    College with a concentration in finance.


-------------------------------------------------------------------------------

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)






























Cusip 31409R102


28172 (1/05)
































                               CAPITAL APPRECIATION CORE FUND
                                       ANNUAL REPORT
                                     NOVEMBER 30, 2004




FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE







FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                               Year             Period
                                               Ended            Ended
                                            11/30/2004          11/30/2003  1
Net Asset Value, Beginning of Period          $10.14            $10.00
Income From Investment Operations:
Net investment income                          0.25             0.01
Net realized and unrealized gain on
investments                                    0.82             0.13
Total from investment operations               1.07             0.14
Net Asset Value, End of Period                $11.21            $10.14
Total Return2                                 10.55%            1.40%
Ratios to Average Net Assets:
Expenses                                       0.05%            0.05%3
Net investment income                          2.09%            2.21%3
Expense waiver/reimbursement4                  0.08%            0.49%3
Supplemental Data:
Net assets, end of period (000 omitted)      $197,818           $185,555
Portfolio turnover                              55%             8%

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements



SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning          Ending        Expenses Paid
                             Account Value     Account Value   During Period1
                                6/1/2004        11/30/2004
Actual                           $1,000          $1,042.80          $0.26
Hypothetical (assuming a
5% return before
expenses)                        $1,000          $1,024.75          $0.25


1 Expenses are equal to the Fund's annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


This report covers Capital Appreciation Core Fund's fiscal year performance period from December 1, 2003 through November 30, 2004. During this reporting period, the fund produced a total return 10.55%, based on net asset value
(NAV).1

The fund underperformed its benchmark, the S&P 500 Index2, which returned 12.86% during the same period. The fund outperformed its peer group as measured by the Lipper Large Cap Core Funds Average3 category, which produced an average total return of 9.10% for the same period.

The past twelve months generated positive returns for most domestic and global equity market benchmarks, continuing the trend begun in the first quarter of 2003. In general, small and mid cap investment strategies outperformed large cap strategies during the reporting period and as a result, negatively influenced the fund's relative performance, as it had a larger market cap bias as compared to the index. Value-based strategies generally outperformed growth-based strategies as well. This positively influenced the fund's performance, as it had a slight value tilt during the period.

Sector allocation was a positive contributor to performance while stock selection was a negative contributor. From a sector positioning standpoint, the fund's returns were aided by being overweight Energy, Industrials and Telecommunication Services. The fund's returns were limited by its cash position in a rising market, as well as by being underweight Utilities and overweight Materials. On a stock selection basis, the fund's return was hindered by stock performance within Information Technology, Utilities and Healthcare. The fund benefited from stock performance within Energy and Industrials.

Top Contributors during the year were: Exxon Mobil Corp., General Electric Co., Transocean Sedco Forex, Inc., Halliburton Co. and Microsoft Corp. Bottom Contributors during the year were: Intel Corp., Pfizer, Inc., Cisco Systems, Inc., Hewlett-Packard Co. and Tenet Healthcare.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns, call 1-800-341-7400.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated.
     They do not reflect sales charges. Investments cannot be made in an average.


GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Capital Appreciation Core Fund (the "Fund") from October 28, 2003 (start of performance) to November 30, 2004, compared to the S&P 500 Index2.

-------------------------------------------------------------------------
Average Annual Total Return for the Period Ended
11/30/2004
-------------------------------------------------------------------------
-------------------------------------------------------------------------
1 Year                                                            10.55%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Start of Performance (10/28/2003)                                 11.02%
-------------------------------------------------------------------------




The graphic presentation here displayed consists of a line graph. Capital Appreciation Core Fund (the "Fund") is represented by a black box line. The S&P 500 Index is represented by a gray box line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500 Index. The "x" axis reflects computation periods from 10/28/2003 to 11/30/2004. The "y" axis reflects the cost of the investment ranging from $10,000 to $12,000, in increments of $500. For each point listed on the graph, the values for Fund were $10,000, $10,020, $10,140, $10,680, $10,820, $11,010, $10,850, $10,620, $10,750, $10,930, $10,580, $10,560,
$10,630,  $10,860  and $11,210 for the  periods  ended  10/28/2003,  10/31/2003,
11/30/2003,  12/31/2003,  1/31/2004, 2/29/2004, 3/31/2004, 4/30/2004, 5/31/2004,
6/30/2004,   7/31/2004,   8/31/2004,   9/30/2004,   10/31/2004  and  11/30/2004,
respectively. For each point listed on the graph, the values for the S&P 500 Index were $10,000, $10,195, $10,284, $10,824, $11,022, $11,175, $11,007,
$10,834,  $10,983,  $11,196,  $10,825, $10,869, $10,987, $11,155 and $11,606 for
the periods ended 10/28/2003,  10/31/2003,  11/30/2003,  12/31/2003,  1/31/2004,
2/29/2004,  3/31/2004,  4/30/2004,  5/31/2004,  6/30/2004, 7/31/2004, 8/31/2004,
9/30/2004, 10/31/2004 and 11/30/2004, respectively.










Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, call 1-800-341-7400. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At November 30, 2004 the Fund's sector composition1 was as follows:
                                       Percentage of
   Sector                           Total Investments2
   Financials                              17.5%
   Information Technology                  16.9%
   Industrials                             13.1%
   Healthcare                              11.9%
   Consumer Discretionary                  11.0%
   Consumer Staples                        10.7%
   Energy                                  8.2%
   Telecommunication Services              5.1%
   Materials                               3.0%
   Utilities                               0.1%
   Cash Equivalents3                       2.5%
   Total                                  100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes any investments in money market mutual funds and investments in overnight repurchase agreements.



PORTFOLIO OF INVESTMENTS


November 30, 2004

   Shares or
   Principal
   Amount                                                                Value

                Common Stocks--97.5%
                Consumer Discretionary--11.0%
   51,900       Clear Channel Communications, Inc.                    $  1,747,992
   42,500       Gap (The), Inc.                                          928,625
   74,300       Home Depot, Inc.                                         3,102,025
   29,200       Johnson Controls, Inc.                                   1,792,880
   75,700       McDonald's Corp.                                         2,327,018
   21,600       Nike, Inc., Class B                                      1,828,656
   18,100       Omnicom Group, Inc.                                      1,466,100
   48,700       Target Corp.                                             2,494,414
   84,113       Viacom, Inc., Class B                                    2,918,721
   120,200      Walt Disney Co.                                          3,230,976
                    Total                                                21,837,407
                Consumer Staples--10.6%
   72,600       Altria Group, Inc.                                       4,173,774
   56,500       Coca-Cola Co.                                            2,221,015
   53,600       Gillette Co.                                             2,331,064
   91,400       Kroger Co.                                               1,478,852
   45,700       PepsiCo, Inc.                                            2,280,887
   29,400       Procter & Gamble Co.                                     1,572,312
   69,500       Sara Lee Corp.                                           1,631,860
   102,900      Wal-Mart Stores, Inc.                                    5,356,974
                    Total                                                21,046,738
                Energy--8.2%
   39,574       ChevronTexaco Corp.                                      2,160,740
   19,500       ConocoPhillips                                           1,774,305
   149,464      Exxon Mobil Corp.                                        7,660,030
   61,700       Halliburton Co.                                          2,551,295
   50,700      1 Transocean Sedco Forex, Inc.                            2,041,689
                    Total                                                16,188,059
                Financials--17.6%
   46,004       Allstate Corp.                                           2,323,202
   27,916       American International Group, Inc.                       1,768,479
   60,792       Bank of America Corp.                                    2,812,846
   64,500       Bank of New York Co., Inc.                               2,122,695
   96,965       Citigroup, Inc.                                          4,339,184
   27,600       Federal National Mortgage Association                    1,896,120
   30,100       Goldman Sachs Group, Inc.                                3,153,276
   97,500       J.P. Morgan Chase & Co.                                  3,670,875
   19,400       Lehman Brothers Holdings, Inc.                           1,625,332
   58,400       MBNA Corp.                                               1,551,104
   53,900       Merrill Lynch & Co., Inc.                                3,002,769
   57,400       Morgan Stanley                                           2,913,050
   31,400       Wachovia Corp.                                           1,624,950
   30,600       Wells Fargo & Co.                                        1,890,162
                    Total                                                34,694,044
                Healthcare--11.9%
   34,700       Abbott Laboratories                                      1,456,012
   46,200       Baxter International, Inc.                               1,462,230
   28,485      1 Biogen Idec, Inc.                                       1,671,500
   51,200       Bristol-Myers Squibb Co.                                 1,203,200
   33,500       Johnson & Johnson                                        2,020,720
   46,600       McKesson HBOC, Inc.                                      1,377,030
   55,500       Medtronic, Inc.                                          2,666,775
   74,900       Merck & Co., Inc.                                        2,098,698
   181,341      Pfizer, Inc.                                             5,035,840
   85,500       Schering Plough Corp.                                    1,526,175
   75,300       Wyeth                                                    3,002,211
                    Total                                                23,520,391
                Industrials--13.1%
   36,600       3M Co.                                                   2,912,994
   16,500       Caterpillar, Inc.                                        1,510,575
   65,300       Cendant Corp.                                            1,480,351
   16,200       Deere & Co.                                              1,162,026
   19,100       FedEx Corp.                                              1,815,073
   238,200      General Electric Co.                                     8,422,752
   31,800       Ingersoll-Rand Co., Class A                              2,366,556
   46,800       Raytheon Co.                                             1,887,912
   74,100       Tyco International Ltd.                                  2,517,177
   58,100       Waste Management, Inc.                                   1,731,961
                    Total                                                25,807,377
                Information Technology--16.9%
   54,800       Analog Devices, Inc.                                     2,024,860
   306,700     1 Applied Materials, Inc.                                 5,103,488
   202,500     1 Cisco Systems, Inc.                                     3,788,775
   55,700      1 Dell, Inc.                                              2,256,964
   174,100      EMC Corp. Mass                                           2,336,422
   29,300       IBM Corp.                                                2,761,232
   163,300      Intel Corp.                                              3,649,755
   51,600      1 KLA-Tencor Corp.                                        2,325,096
   43,600      1 Lam Research Corp.                                      1,134,036
   211,100      Microsoft Corp.                                          5,659,591
   179,600     1 Oracle Corp.                                            2,273,736
                    Total                                                33,313,955
                Materials--3.0%
   61,400       Alcoa, Inc.                                              2,086,372
   42,600       Du Pont (E.I.) de Nemours & Co.                          1,930,632
   46,900       International Paper Co.                                  1,947,288
                    Total                                                5,964,292
                Telecommunication Services--5.1%
   81,841       AT&T Corp.                                               1,497,690
   86,900       BellSouth Corp.                                          2,330,658
   111,600      SBC Communications, Inc.                                 2,808,972
   84,918       Verizon Communications                                   3,501,169
                    Total                                                10,138,489
                Utilities--0.1%
   12,700       NiSource, Inc.                                           276,733
                    Total Common Stocks (identified cost
                    $177,697,721)                                        192,787,485

                Repurchase Agreements--2.5%
$  5,017,000    Interest in $2,000,000,000 joint repurchase
                agreement with UBS Securities LLC, 2.08%, dated
                11/30/2004, to be repurchased at $5,017,290 on
                12/1/2004, collateralized by U.S. Government
                Agency Obligations with various maturities to
                8/15/2034, collateral market value $2,060,004,602
                (at amortized cost)                                      5,017,000
                    Total Investments--100.0%
                ===================================================
                    (identified cost $182,714,721 )2                     197,804,485
                    other assets and liabilities-0.0%                    13,746
                    total net assets--100%                             $  197,818,231

1     Non-income producing security.
============================================================================================
2     The cost of investments for federal tax purposes amounts to $182,714,721.

Note: The categories of investments are shown as a percentage of total net assets at
     November 30, 2004.
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2004

Assets:
Total investments in securities, at value
(identified cost $182,714,721)                                      $   197,804,485
Cash                                                                   710
Income receivable                                                      1,166,119
      Total assets                                                     198,971,314
Liabilities:
Payable for investments purchased                $   1,119,968
Payable for custodian fees (Note 5)                  1,567
Payable for transfer and dividend disbursing
agent fees and expenses (Note 5)                     6,683
Payable for portfolio accounting fees (Note 5)       3,495
Accrued expenses                                     21,370
      Total liabilities                                                1,153,083
Net assets for 17,652,997 shares outstanding                        $   197,818,231
Net Assets Consist of:
Paid in capital                                                     $   174,500,098
Net unrealized appreciation of investments                             15,089,764
Accumulated net realized gain on investments                           3,642,807
Undistributed net investment income                                    4,585,562
      Total Net Assets                                              $   197,818,231
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
$197,818,231 / 17,652,997 shares outstanding                           $11.21

--------------------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Year Ended November 30, 2004

Investment Income:
Dividends                                                                     $  4,435,182
Interest                                                                      41,670
      Total income                                                            4,476,852
Expenses:
Administrative personnel and services
fee (Note 5)                                                  $  156,745
Custodian fees (Note 5)                                       5,519
Transfer and dividend disbursing
agent fees and expenses (Note 5)                              12,584
Auditing fees                                                 20,056
Legal fees                                                    4,810
Portfolio accounting fees (Note 5)                            78,337
Insurance premiums                                            7,869
Miscellaneous                                                 320
      Total expenseS                                          286,240
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel
and services fee                          $  (156,745)
Reimbursement of other operating
expenses                                  (15,064)
      Total waiver and reimbursement                          (171,809)
Net expenses                                                                  114,431
Net investment income                                                         4,362,421
Realized and Unrealized Gain on
Investments:
  Net realized gain on investments                                            3,813,589
  Net change in unrealized
  appreciation of investments                                                 12,487,319
  Net realized and unrealized gain on
  investments                                                                 16,300,908
  Change in net assets resulting from
  operations                                                                  $  20,663,329

See Notes which are an integral part of the Financial Statements
============================================================================================

STATEMENT OF CHANGES IN NET ASSETS



                                                  Year                 Period
                                                  Ended                Ended
                                                  11/30/2004           11/30/2003    1
Increase (Decrease) in Net Assets
Operations:
Net investment income                             $  4,362,421         $  223,141
Net realized gain (loss) on investments           3,813,589            (170,782)
Net change in unrealized
appreciation/depreciation of investments          12,487,319           2,602,445
      Change in net assets resulting from
operations                                        20,663,329           2,654,804
Share Transactions:
Contributions                                     28,600,100           182,900,100
Withdrawals                                       (37,000,001)         (101)
      Change in net assets resulting from
share transactions                                (8,399,901)          182,899,999
Change in net assets                              12,263,428           185,554,803
Net Assets:
Beginning of period                               185,554,803          ---
  End of period (including undistributed
  net investment income of $4,585,562 and         $                    $
  $223,141, respectively)                         197,818,231          185,554,803

1 For the period from October 28, 2003 (date of initial investment) to November 30, 2003.
============================================================================================

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

November 30, 2004

1.    ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions and Tax

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.


Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.


When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.


3.    COntributions/withdrawals


Transactions in shares were as follows:

                                      Year Ended         Period Ended
                                      11/30/2004         11/30/2003 1
Proceeds from contributions            2,713,791          18,305,997
Fair value withdrawals                (3,366,781)            (10)
     TOTAL CHANGE RESULTING FROM       (652,990)          18,305,987
     contributions/withdrawals

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.


4.    FEDERAL TAX INFORMATION

At November 30, 2004, the cost of investments for federal tax purposes was $182,714,721. The net unrealized appreciation of investments for federal tax purposes was $15,089,764. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$21,559,954 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,470,190.

5.    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. (FASI), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.


Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.


Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it recieves a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.


Custodian

FASI is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6.    INVESTMENT TRANSACTIONS

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases                             $       112,365,742
Sales                                 $       120,096,669


7.    Legal Proceedings

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Federated Core Trust II, L.P. and Shareholders of Capital Appreciation Core Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation Core Fund (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Appreciation Core Fund of Federated Core Trust II, L.P. at November 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


Ernst & Young LLP




Boston, Massachusetts
January 12, 2005





BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing theTrust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund`s Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.



Interested Directors Background
Name
Birth Date
Address
Positions Held with
Trust                         Principal Occupation(s) for Past Five Years, Other
Date Service Began            Directorships Held and Previous Position(s)
John F. Donahue*              Principal Occupations: Chairman and Director or
Birth Date: July 28,          Trustee of the Federated Fund Complex; Chairman and
1924                          Director, Federated Investors, Inc.
CHAIRMAN AND DIRECTOR
Began serving:                Previous Positions: Trustee, Federated Investment
November 2000                 Management Company and Chairman and Director,
                              Federated Investment Counseling.

J. Christopher Donahue*       Principal Occupations: Principal Executive Officer and
Birth Date: April 11,         President of the Federated Fund Complex; Director or
1949                          Trustee of some of the Funds in the Federated Fund
PRESIDENT AND DIRECTOR        Complex; President, Chief Executive Officer and
Began serving:                Director, Federated Investors, Inc.; Chairman and
November 2000                 Trustee, Federated Investment Management Company;
                              Trustee, Federated Investment Counseling; Chairman and
                              Director, Federated Global Investment Management
                              Corp.; Chairman, Passport Research, Ltd.; Trustee,
                              Federated Shareholder Services Company; Director,
                              Federated Services Company.

                              Previous Positions: President, Federated Investment
                              Counseling; President and Chief Executive Officer,
                              Federated Investment Management Company, Federated
                              Global Investment Management Corp. and Passport
                              Research, Ltd.

Lawrence D. Ellis,            Principal Occupations: Director or Trustee of the
M.D.*                         Federated Fund Complex; Professor of Medicine,
Birth Date: October           University of Pittsburgh; Medical Director, University
11, 1932                      of Pittsburgh Medical Center Downtown; Hematologist,
3471 Fifth Avenue             Oncologist and Internist, University of Pittsburgh
Suite 1111                    Medical Center.
Pittsburgh, PA
DIRECTOR                      Other Directorships Held: Member, National Board of
Began serving:                Trustees, Leukemia Society of America.
November 2001
                              Previous Positions:  Trustee, University of
                              Pittsburgh; Director, University of Pittsburgh Medical
                              Center.

* Family relationships and reasons for "interested" status:  John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated Investors, Inc. and its subsidiaries.  Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------------

Independent directors background

Name
Birth Date
Address
Positions Held with
Trust                   Principal Occupation(s) for Past Five Years, Other
Date Service Began      Directorships Held and Previous Position(s)
Thomas G. Bigley        Principal Occupation: Director or Trustee of the
Birth Date:             Federated Fund Complex.
February 3, 1934
15 Old Timber Trail     Other Directorships Held: Director, Member of Executive
Pittsburgh, PA          Committee, Children's Hospital of Pittsburgh; Director,
DIRECTOR                University of Pittsburgh.
Began serving:
November 2001           Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.     Principal Occupations: Director or Trustee of the
Birth Date: June        Federated Fund Complex; Chairman of the Board,
23, 1937                Investment Properties Corporation; Partner or Trustee in
Investment              private real estate ventures in Southwest Florida.
Properties
Corporation             Previous Positions: President, Investment Properties
3838 North Tamiami      Corporation; Senior Vice President, John R. Wood and
Trail                   Associates, Inc., Realtors; President, Naples Property
Suite 402               Management, Inc. and Northgate Village Development
Naples, FL              Corporation.
DIRECTOR
Began serving:
November 2001

Nicholas P.             Principal Occupations: Director or Trustee of the
Constantakis            Federated Fund Complex.
Birth Date:
September 3, 1939       Other Directorships Held: Director and Member of the
175 Woodshire Drive     Audit Committee, Michael Baker Corporation (engineering
Pittsburgh, PA          and energy services worldwide).
DIRECTOR
Began serving:          Previous Position: Partner, Andersen Worldwide SC.
November 2001

John F. Cunningham      Principal Occupation: Director or Trustee of the
Birth Date: March       Federated Fund Complex.
5, 1943
353 El Brillo Way       Other Directorships Held: Chairman, President and Chief
Palm Beach, FL          Executive Officer, Cunningham & Co., Inc. (strategic
DIRECTOR                business consulting); Trustee Associate, Boston College.
Began serving:
November 2001           Previous Positions:  Director, Redgate Communications
                        and EMC Corporation (computer storage systems); Chairman
                        of the Board and Chief Executive Officer, Computer
                        Consoles, Inc.; President and Chief Operating Officer,
                        Wang Laboratories; Director, First National Bank of
                        Boston; Director, Apollo Computer, Inc.

Peter E. Madden         Principal Occupation:  Director or Trustee of the
Birth Date: March       Federated Fund Complex; Management Consultant.
16, 1942              -----------------------------------------------------------
One Royal Palm Way
100 Royal Palm Way      Other Directorships Held: Board of Overseers, Babson
Palm Beach, FL          College.
DIRECTOR
Began serving:          Previous Positions:  Representative, Commonwealth of
November 2001           Massachusetts General Court; President, State Street
                        Bank and Trust Company and State Street Corporation
                        (retired); Director, VISA USA and VISA International;
                        Chairman and Director, Massachusetts Bankers
                        Association; Director, Depository Trust Corporation;
                        Director, The Boston Stock Exchange.

Charles F.              Principal Occupations: Director or Trustee of the
Mansfield, Jr.          Federated Fund Complex; Management Consultant; Executive
Birth Date: April       Vice President, DVC Group, Inc. (marketing
10, 1945                communications and technology) (prior to 9/1/00).
80 South Road
Westhampton Beach,      Previous Positions: Chief Executive Officer, PBTC
NY                      International Bank; Partner, Arthur Young & Company (now
DIRECTOR                Ernst & Young LLP); Chief Financial Officer of Retail
Began serving:          Banking Sector, Chase Manhattan Bank; Senior Vice
November 2001           President, HSBC Bank USA (formerly, Marine Midland
                        Bank); Vice President, Citibank; Assistant Professor of
                        Banking and Finance, Frank G. Zarb School of Business,
                        Hofstra University.

John E. Murray,         Principal Occupations: Director or Trustee of the
Jr., J.D., S.J.D.       Federated Fund Complex; Chancellor and Law Professor,
Birth Date:             Duquesne University; Partner, Murray, Hogue and Lannis.
December 20, 1932
Chancellor,             Other Directorships Held: Director, Michael Baker Corp.
Duquesne University     (engineering, construction, operations and technical
Pittsburgh, PA          services).
DIRECTOR
Began serving:          Previous Positions: President, Duquesne University; Dean
November 2001           and Professor of Law, University of Pittsburgh School of
                        Law; Dean and Professor of Law, Villanova University
                        School of Law.

Marjorie P. Smuts       Principal Occupations: Director or Trustee of the
Birth Date: June        Federated Fund Complex; Public Relations/Marketing
21, 1935                Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA          Previous Positions: National Spokesperson, Aluminum
DIRECTOR                Company of America; television producer; President, Marj
Began serving:          Palmer Assoc.; Owner, Scandia Bord.
November 2001

John S. Walsh           Principal Occupations: Director or Trustee of the
Birth Date:             Federated Fund Complex; President and Director, Heat
November 28, 1957       Wagon, Inc. (manufacturer of construction temporary
2604 William Drive      heaters); President and Director, Manufacturers
Valparaiso, IN          Products, Inc. (distributor of portable construction
DIRECTOR                heaters); President, Portable Heater Parts, a division
Began serving:          of Manufacturers Products, Inc.
November 2001
                        Previous Position:  Vice President, Walsh & Kelly, Inc.


Officers
--------------------------------------------------------------------------------------------

Name
Birth Date
Positions Held
with Trust             Principal Occupation(s) for Past Five Years and
Date Began Serving     Previous Position(s)

John W. McGonigle      Principal Occupations: Executive Vice President and
Birth Date:            Secretary of the Federated Fund Complex; Executive Vice
October 26, 1938       President, Secretary and Director, Federated Investors,
EXECUTIVE VICE         Inc.
PRESIDENT AND
SECRETARY
Began serving:
November 2000

Richard J. Thomas      Principal Occupations: Principal Financial Officer and
Birth Date: June       Treasurer of the Federated Fund Complex; Senior Vice
17, 1954               President, Federated Administrative Services.
TREASURER
Began serving:
November 2000

Richard B. Fisher      Principal Occupations: Vice Chairman or  President of
Birth Date: May        some of the Funds in the Federated Fund Complex; Vice
17, 1923               Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN          Federated Securities Corp.
Began serving:
August 2002            Previous Positions: President  and Director or Trustee
                       of some of the Funds in the Federated Fund Complex;
                       Executive Vice President, Federated Investors, Inc.;
                       and Director and Chief Executive Officer, Federated
                       Securities Corp.

Stephen F. Auth        Principal Occupations: Chief Investment Officer of this
Birth Date:            Fund and various other Funds in the Federated Fund
September 3, 1956      Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT       Counseling, Federated Global Investment Management
OFFICER                Corp., Federated Equity Management Company of
Began serving:         Pennsylvania and Passport Research II, Ltd.
May 2004
                       Previous Positions: Executive Vice President, Federated
                       Investment Management Company, and Passport Research,
                       Ltd.; Senior Vice President, Global Portfolio
                       Management Services Division; Senior Vice President,
                       Federated Investment Management Company and Passport
                       Research, Ltd.; Senior Managing Director and Portfolio
                       Manager, Prudential Investments.

Todd A. Abraham        Todd A. Abraham is Vice President of the Trust. Mr.
Birth Date:            Abraham has been a Portfolio Manager since 1995 and a
February 10, 1966      Vice President of the Fund's Adviser since 1997. Mr.
VICE PRESIDENT         Abraham joined Federated in 1993 as an Investment
Began serving:         Analyst and served as Assistant Vice President from
May 2004               1995 to 1997. Mr. Abraham served as a Portfolio Analyst
                       at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a
                       Chartered Financial Analyst and received his M.B.A. in
                       Finance from Loyola College.

David P. Gilmore       David P. Gilmore has been the Fund's Portfolio Manager
Birth Date:            since inception. He is Vice President of the Trust. Mr.
November 11, 1970      Gilmore joined Federated in August 1997 as an
VICE PRESIDENT         Investment Analyst. He was promoted to Senior
Began serving:         Investment Analyst in July 1999 and became an Assistant
May 2004               Vice President of the Fund's Adviser in July 2000. Mr.
                       Gilmore was a Senior Associate with Coopers & Lybrand
                       from January 1992 to May 1995. Mr. Gilmore is a
                       Chartered Financial Analyst and attended the University
                       of Virginia, where he earned his M.B.A., from September
                       1995 to May 1997. Mr. Gilmore has a B.S. from Liberty
                       University.

Robert M. Kowit        Robert M. Kowit is Vice President of the Trust. Mr.
Birth Date: June       Kowit joined Federated in 1995 as a Senior Portfolio
27, 1945               Manager and a Vice President of the Fund's Adviser. Mr.
VICE PRESIDENT         Kowit served as a Managing Partner of Copernicus Global
Began serving:         Asset Management from January 1995 through October
February 2001          1995. From 1990 to 1994, he served as Senior Vice
                       President/Portfolio Manager of International Fixed
                       Income and Foreign Exchange for John Hancock Advisers.
                       Mr. Kowit received his M.B.A. from Iona College with a
                       concentration in finance.


--------------------------------------------------------------------------------------------


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)




Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.


Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $25,968

                  Fiscal year ended 2003 - $25,000



(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0



      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.



(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $12,000

                  Fiscal year ended 2003 - $0

                  Preparation and Filing of Tax Return

     Amount requiring  approval of the registrant's  audit committee pursuant to
     paragraph   (c)(7)(ii)  of  Rule  2-01  of   Regulation   S-X,  $0  and  $0
     respectively.



(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to
     paragraph   (c)(7)(ii)  of  Rule  2-01  of   Regulation   S-X,  $0  and  $0
     respectively.



(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

     Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

     The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.



AUDIT SERVICES

     The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.



AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.



TAX SERVICES

     The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.



ALL OTHER SERVICES

     With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:



(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


     The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.



     The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.



PRE-APPROVAL FEE LEVELS

     Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.



PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.





(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

                  Fiscal year ended 2004 - $62,542

                  Fiscal year ended 2003 - $79,940



(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005